INVENTORIES (Tables)	6 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Components of inventories are as follows:

	June 30,	December 31,
	2017	2017
	(Audited)	(Unaudited)

Raw materials	$15,781	$15,550
Work in progress	19,525	18,196
Finished goods	10,354	13,856

	$45,660	$47,602